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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08220

Voya Variable Products Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya International Value Portfolio

Voya MidCap Opportunities Portfolio

Voya SmallCap Opportunities Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
Voya International Value Portfolio	as of March 31, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.1%
		Australia: 2.1%
87,145		Bank of Queensland Ltd.	$1,041,208	0.8
31,707		Macquarie Group Ltd.	1,709,707	1.3
			2,750,915	2.1

		Belgium: 0.8%
17,623		KBC Groep NV	1,085,336	0.8

		Denmark: 2.7%
118	@	AP Moller - Maersk A/S - Class B	1,412,313	1.1
78,958		Danske Bank A/S	2,196,992	1.6
			3,609,305	2.7

		Finland: 1.0%
57,496		Fortum OYJ	1,306,961	1.0

		France: 15.5%
33,720		Alstom	920,246	0.7
11,893		Arkema	1,345,410	1.0
15,304		Casino Guichard Perrachon S.A.	1,819,604	1.4
81,967	@	Credit Agricole S.A.	1,291,827	1.0
145,671		France Telecom SA	2,151,827	1.6
227,009		Natixis	1,667,209	1.2
7,233		Kering	1,474,782	1.1
19,731		Renault S.A.	1,916,559	1.4
21,032		Sanofi	2,197,838	1.6
20,694		Societe Generale	1,273,838	1.0
76,733		Suez Environnement S.A.	1,558,720	1.2
47,225	L	Total S.A.	3,108,583	2.3
			20,726,443	15.5

		Germany: 6.3%
17,455		Bayer AG	2,363,834	1.8
10,996		Bayerische Motoren Werke AG	1,389,529	1.0
49,834	@	Commerzbank AG	916,657	0.7
36,507		Deutsche Post AG	1,357,245	1.0
17,521		Siemens AG	2,362,941	1.8
			8,390,206	6.3

		Hong Kong: 2.7%
2,728,000		PCCW Ltd.	1,368,133	1.0
243,000		Wharf Holdings Ltd.	1,558,525	1.2
205,500		Yue Yuen Industrial Holdings	669,642	0.5
			3,596,300	2.7

		Italy: 4.2%
319,010		Enel S.p.A.	1,804,388	1.4
405,377		Intesa Sanpaolo S.p.A.	1,375,531	1.0
268,937		UniCredit SpA	2,458,376	1.8
			5,638,295	4.2

		Japan: 18.2%
129,000		Ajinomoto Co., Inc.	1,846,261	1.4
83,500		Astellas Pharma, Inc.	991,360	0.7
19,400		East Japan Railway Co.	1,428,956	1.1
44,000		Fuji Heavy Industries Ltd.	1,191,514	0.9
279,112		Hitachi Ltd.	2,066,003	1.5
137,000		Japan Steel Works Ltd.	615,210	0.5
56,600		Japan Tobacco, Inc.	1,776,528	1.3
84,800		JSR Corp.	1,568,871	1.2
65,000		Komatsu Ltd.	1,362,696	1.0
83,700		Mitsubishi Corp.	1,552,620	1.2
30,000		Mitsui Fudosan Co., Ltd.	915,247	0.7
782,200		Mizuho Financial Group, Inc.	1,550,205	1.1
146,200		Nomura Holdings, Inc.	937,856	0.7
81,400		NTT DoCoMo, Inc.	1,282,660	1.0
88,300		Panasonic Corp.	1,004,244	0.7
42,700		Shionogi & Co., Ltd.	789,395	0.6
40,100		Tokio Marine Holdings, Inc.	1,202,615	0.9
41,100		Toyota Motor Corp.	2,317,787	1.7
			24,400,028	18.2

		Netherlands: 8.6%
62,800	@,L	ArcelorMittal	1,014,220	0.8
16,891		Airbus Group NV	1,209,756	0.9
26,871		Koninklijke DSM NV	1,843,028	1.4
49,616		Koninklijke Philips NV	1,745,458	1.3
65,426		Reed Elsevier NV	1,415,601	1.0
116,723		Royal Dutch Shell PLC - Class A	4,264,773	3.2
			11,492,836	8.6

		New Zealand: 1.1%
703,965		Telecom Corp. of New Zealand Ltd.	1,492,713	1.1

		Norway: 1.9%
88,477		Statoil ASA	2,496,354	1.9

		Spain: 3.2%
145,782		Banco Popular Espanol SA	1,102,341	0.8
270,670		CaixaBank SA	1,742,326	1.3
49,316		Gas Natural SDG S.A.	1,387,436	1.1
			4,232,103	3.2

		Sweden: 1.2%
124,573		Telefonaktiebolaget LM Ericsson	1,661,473	1.2

		Switzerland: 8.8%
13,556		Cie Financiere Richemont SA	1,295,115	1.0
23,323		Nestle S.A.	1,755,514	1.3
43,076		Novartis AG	3,657,494	2.7
12,442		Roche Holding AG - Genusschein	3,742,103	2.8
5,121		Swiss Life Holding	1,259,341	1.0
			11,709,567	8.8

PORTFOLIO OF INVESTMENTS
Voya International Value Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom: 17.1%
53,557	Admiral Group PLC	$1,275,243	0.9
137,969	Aviva PLC	1,100,805	0.8
69,580	BHP Billiton PLC	2,148,524	1.6
45,258	British American Tobacco PLC	2,524,734	1.9
123,330	@ CNH Industrial NV	1,419,399	1.0
117,014	HSBC Holdings PLC	1,184,808	0.9
223,840	Kingfisher PLC	1,573,760	1.2
429,284	Legal & General Group PLC	1,465,619	1.1
1,540,925	@ Lloyds TSB Group PLC	1,927,714	1.4
56,284	Prudential PLC	1,191,775	0.9
193,696	Rexam PLC	1,573,991	1.2
20,085	Rio Tinto PLC	1,120,088	0.8
23,192	SABMiller PLC	1,159,645	0.9
210,918	Tesco PLC	1,040,266	0.8
354,679	Vodafone Group PLC	1,304,261	1.0
44,292	WPP PLC	915,160	0.7
		22,925,792	17.1

	United States: 0.7%
29,200	@ Rowan Companies PLC	983,456	0.7

	Total Common Stock
	(Cost $111,217,678)	128,498,083	96.1

PREFERRED STOCK: 1.3%
	Brazil: 1.3%
145,934	Cia Energetica de Minas Gerais	986,614	0.7
65,400	Vale SA	815,699	0.6

	Total Preferred Stock
	(Cost $1,690,412)	1,802,313	1.3

	Total Long-Term Investments
	(Cost $112,908,090)	130,300,396	97.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.8%
	Securities Lending Collateralcc(1): 1.0%
1,000,000	Citigroup, Inc., Repurchase Agreement dated 03/31/14, 0.09%, due 04/01/14 (Repurchase Amount $1,000,002, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.625%, Market Value plus accrued interest $1,020,000, due 04/03/14-02/15/41)	1,000,000	0.8
301,814	HSBC Securities USA, Repurchase Agreement dated 03/31/14, 0.05%, due 04/01/14 (Repurchase Amount $301,814, collateralized by various U.S. Government Securities, 0.250%-3.875%, Market Value plus accrued interest $307,851, due 04/15/14-08/15/40)	301,814	0.2
		1,301,814	1.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.8%
1,057,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $1,057,000)	1,057,000	0.8

	Total Short-Term Investments
	(Cost $2,358,814)	2,358,814	1.8

	Total Investments in Securities (Cost $115,266,904)	$132,659,210	99.2
	Assets in Excess of Other Liabilities	1,115,419	0.8
	Net Assets	$133,774,629	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2014.
@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2014.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $115,488,271.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$20,128,320
Gross Unrealized Depreciation	(2,957,381)

Net Unrealized Appreciation	$17,170,939

PORTFOLIO OF INVESTMENTS
Voya International Value Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Sector Diversification	Percentage of Net Assets
Financials	24.9%
Industrials	11.6
Consumer Discretionary	11.2
Health Care	10.2
Consumer Staples	9.0
Materials	8.6
Energy	8.1
Telecommunication Services	5.7
Utilities	5.4
Information Technology	2.7
Short-Term Investments	1.8
Assets in Excess of Other Liabilities	0.8
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$2,750,915	$–	$2,750,915
Belgium	–	1,085,336	–	1,085,336
Denmark	–	3,609,305	–	3,609,305
Finland	1,306,961	–	–	1,306,961
France	1,558,720	19,167,723	–	20,726,443
Germany	–	8,390,206	–	8,390,206
Hong Kong	1,368,133	2,228,167	–	3,596,300
Italy	–	5,638,295	–	5,638,295
Japan	–	24,400,028	–	24,400,028
Netherlands	1,014,220	10,478,616	–	11,492,836
New Zealand	–	1,492,713	–	1,492,713
Norway	–	2,496,354	–	2,496,354
Spain	–	4,232,103	–	4,232,103
Sweden	–	1,661,473	–	1,661,473
Switzerland	–	11,709,567	–	11,709,567
United Kingdom	–	22,925,792	–	22,925,792
United States	983,456	–	–	983,456
Total Common Stock	6,231,490	122,266,593	–	128,498,083
Preferred Stock	1,802,313	–	–	1,802,313
Short-Term Investments	1,057,000	1,301,814	–	2,358,814
Total Investments, at fair value	$9,090,803	$123,568,407	$–	$132,659,210

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
Voya MidCap Opportunities Portfolio	as of March 31, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.3%
		Consumer Discretionary: 24.1%
529,869		Brinker International, Inc.	$27,791,629	1.8
59,055		Chipotle Mexican Grill, Inc.	33,546,193	2.2
498,565	@	Delphi Automotive PLC	33,832,621	2.2
305,858		Discovery Communications, Inc. - Class A	25,294,457	1.6
608,724		Gap, Inc.	24,385,483	1.6
438,013	@	Jarden Corp.	26,206,318	1.7
711,715	@	LKQ Corp.	18,753,690	1.2
603,502		Macy's, Inc.	35,781,634	2.3
225,870		The Madison Square Garden, Inc.	12,824,899	0.8
282,107		Michael Kors Holdings Ltd.	26,312,120	1.7
643,656		Newell Rubbermaid, Inc.	19,245,314	1.2
381,421		Ross Stores, Inc.	27,290,672	1.8
342,809	@	Scientific Games Corp.	4,706,768	0.3
603,055	@	Starz	19,466,615	1.2
276,767	@	Ulta Salon Cosmetics & Fragrance, Inc.	26,979,247	1.7
355,560	@	Urban Outfitters, Inc.	12,967,273	0.8
			375,384,933	24.1

		Consumer Staples: 7.3%
658,699		Coca-Cola Enterprises, Inc.	31,459,464	2.0
179,452		Hershey Co.	18,734,789	1.2
807,193		Hillshire Brands Co.	30,076,011	2.0
282,591		Mead Johnson Nutrition Co.	23,494,616	1.5
187,500		Whole Foods Market, Inc.	9,508,125	0.6
			113,273,005	7.3

		Energy: 5.5%
856,599		Cabot Oil & Gas Corp.	29,021,574	1.9
256,289	@	Cameron International Corp.	15,830,972	1.0
115,440		Helmerich & Payne, Inc.	12,416,726	0.8
350,992		Oasis Petroleum, Inc.	14,646,896	0.9
202,049		SM Energy Co.	14,404,073	0.9
			86,320,241	5.5

		Financials: 9.3%
135,869	@	Affiliated Managers Group, Inc.	27,180,593	1.7
200,112		Ameriprise Financial, Inc.	22,026,328	1.4
227,254	@	Aon PLC	19,152,967	1.2
508,067		Arthur J. Gallagher & Co.	24,173,828	1.6
361,197		Corrections Corp. of America	11,312,690	0.7
214,803		Gaming and Leisure Properties, Inc.	7,831,717	0.5
118,084		IntercontinentalExchange Group, Inc.	23,360,558	1.5
427,433		Santander Consumer USA Holdings, Inc.	10,292,587	0.7
			145,331,268	9.3

		Health Care: 12.4%
162,176	@	Actavis PLC	33,383,930	2.1
361,669		Agilent Technologies, Inc.	20,224,530	1.3
274,572	@	Alexion Pharmaceuticals, Inc.	41,770,638	2.7
174,098	@	Henry Schein, Inc.	20,782,078	1.3
639,026	@	Mylan Laboratories	31,203,640	2.0
167,995	@	Perrigo Co. PLC	25,982,107	1.7
338,115		Premier, Inc.	11,140,889	0.7
120,623	@	Vertex Pharmaceuticals, Inc.	8,530,459	0.6
			193,018,271	12.4

		Industrials: 15.7%
614,614		Ametek, Inc.	31,646,475	2.0
283,402		BE Aerospace, Inc.	24,596,460	1.6
666,632		Delta Airlines, Inc.	23,098,799	1.5
275,450		Generac Holdings, Inc.	16,243,286	1.0
404,695	@	Ingersoll-Rand PLC - Class A	23,164,742	1.5
527,014		KAR Auction Services, Inc.	15,994,875	1.0
153,583		Oshkosh Truck Corp.	9,041,431	0.6
128,357		Pall Corp.	11,484,101	0.7
124,944		Proto Labs, Inc.	8,454,960	0.5
459,065	@	Quanta Services, Inc.	16,939,499	1.1
191,126		Roper Industries, Inc.	25,517,232	1.6
452,061		Waste Connections, Inc.	19,827,395	1.3
179,817		Wesco International, Inc.	14,964,371	1.0
106,308		Xylem, Inc.	3,871,737	0.3
			244,845,363	15.7

		Information Technology: 16.2%
70,387		Alliance Data Systems Corp.	19,176,938	1.2
467,578		Broadridge Financial Solutions ADR	17,365,847	1.1
252,837		Cavium, Inc.	11,056,562	0.7
235,913	@	F5 Networks, Inc.	25,155,403	1.6
300,759	@	Gartner, Inc.	20,884,705	1.3
804,911	@	Informatica Corp.	30,409,538	2.0
580,460		Intuit, Inc.	45,119,156	2.9
757,316		NetApp, Inc.	27,944,961	1.8
177,217		Palo Alto Networks, Inc.	12,157,086	0.8
304,644	@	TIBCO Software, Inc.	6,190,366	0.4
547,689		Xilinx, Inc.	29,723,082	1.9
94,901	L	Zillow, Inc.	8,360,778	0.5
			253,544,422	16.2

		Materials: 4.9%
547,477		International Paper Co.	25,118,245	1.6
392,530		Packaging Corp. of America	27,622,336	1.8
238,152	@	WR Grace & Co.	23,617,534	1.5
			76,358,115	4.9

PORTFOLIO OF INVESTMENTS
Voya MidCap Opportunities Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Telecommunication Services: 1.9%
328,728	SBA Communications Corp.	$29,901,099	1.9

	Total Common Stock
	(Cost $1,286,675,854)	1,517,976,717	97.3

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.7%
	Securities Lending Collateralcc(1): 0.5%
1,981,009	Citigroup, Inc., Repurchase Agreement dated 03/31/14, 0.09%, due 04/01/14 (Repurchase Amount $1,981,014, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.625%, Market Value plus accrued interest $2,020,629, due 04/03/14-02/15/41)	1,981,009	0.1
1,981,009	Daiwa Capital Markets, Repurchase Agreement dated 03/31/14, 0.12%, due 04/01/14 (Repurchase Amount $1,981,016, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $2,020,629, due 03/27/17-03/01/48)	1,981,009	0.1
898,023	Deutsche Bank AG, Repurchase Agreement dated 03/31/14, 0.05%, due 04/01/14 (Repurchase Amount $898,024, collateralized by various U.S. Government Securities, 0.000%-4.750%, Market Value plus accrued interest $915,984, due 05/15/14-05/15/42)	898,023	0.1
1,500,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/14, 0.07%, due 04/01/14 (Repurchase Amount $1,500,003, collateralized by various U.S. Government Securities, 0.750%, Market Value plus accrued interest $1,530,000, due 06/30/17)	1,500,000	0.1
1,981,009	Nomura Securities, Repurchase Agreement dated 03/31/14, 0.10%, due 04/01/14 (Repurchase Amount $1,981,014, collateralized by various U.S. Government Agency Obligations, 0.000%-6.036%, Market Value plus accrued interest $2,020,629, due 04/01/14-05/01/47)	1,981,009	0.1
		8,341,050	0.5

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.2%
33,378,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $33,378,000)	33,378,000	2.2

	Total Short-Term Investments
	(Cost $41,719,050)	41,719,050	2.7

	Total Investments in Securities (Cost $1,328,394,904)	$1,559,695,767	100.0
	Assets in Excess of Other Liabilities	658,866	–
	Net Assets	$1,560,354,633	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2014.
@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2014.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

PORTFOLIO OF INVESTMENTS
Voya MidCap Opportunities Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Cost for federal income tax purposes is $1,334,675,856.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$256,175,994
Gross Unrealized Depreciation	(31,156,083)

Net Unrealized Appreciation	$225,019,911

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Common Stock*	$1,517,976,717	$–	$–	$1,517,976,717
Short-Term Investments	33,378,000	8,341,050	–	41,719,050
Total Investments, at fair value	$1,551,354,717	$8,341,050	$–	$1,559,695,767

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
Voya SmallCap Opportunities Portfolio	as of March 31, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.2%
		Consumer Discretionary: 18.0%
48,911		Arctic Cat, Inc.	$2,337,457	0.7
35,700	@	Bally Technologies, Inc.	2,365,839	0.7
51,937		Bright Horizons Family Solutions, Inc.	2,031,256	0.6
187,493		Callaway Golf Co.	1,916,178	0.6
70,100		Cheesecake Factory	3,338,863	1.0
46,500		Childrens Place Retail Stores, Inc.	2,316,165	0.7
79,866		Cinemark Holdings, Inc.	2,316,913	0.7
144,100		Dana Holding Corp.	3,353,207	1.0
148,085	@	Express, Inc.	2,351,590	0.7
105,900		Finish Line	2,868,831	0.9
10,800		Gildan Activewear, Inc.	544,104	0.2
51,199	@	Hibbett Sporting Goods, Inc.	2,707,403	0.8
86,732	@,L	Imax Corp.	2,370,385	0.7
43,800	@	Jack in the Box, Inc.	2,581,572	0.8
56,751		Life Time Fitness, Inc.	2,729,723	0.8
95,256	@	LKQ Corp.	2,509,996	0.8
17,602		Lumber Liquidators	1,651,068	0.5
57,104		Monro Muffler, Inc.	3,248,075	1.0
67,600		Pier 1 Imports, Inc.	1,276,288	0.4
48,118		Pool Corp.	2,950,596	0.9
63,800	@	Sally Beauty Holdings, Inc.	1,748,120	0.5
199,968	L	Smith & Wesson Holding Corp.	2,923,532	0.9
37,758	@	Steiner Leisure Ltd.	1,746,307	0.5
53,794		Vail Resorts, Inc.	3,749,442	1.1
24,626		Wyndham Worldwide Corp.	1,803,362	0.5
			59,736,272	18.0

		Consumer Staples: 2.1%
49,400		Casey's General Stores, Inc.	3,338,946	1.0
45,700		Elizabeth Arden, Inc.	1,348,607	0.4
107,425		Flowers Foods, Inc.	2,304,266	0.7
			6,991,819	2.1

		Energy: 5.5%
96,500		Bill Barrett Corp.	2,470,400	0.7
125,100		C&J Energy Services, Inc.	3,647,916	1.1
48,700		Carrizo Oil & Gas, Inc.	2,603,502	0.8
72,750	L	Energy XXI Bermuda Ltd.	1,714,718	0.5
157,200	@	Key Energy Services, Inc.	1,452,528	0.4
50,100		Rosetta Resources, Inc.	2,333,658	0.7
80,600	@,L	Swift Energy Co.	867,256	0.3
51,800	@	Unit Corp.	3,386,684	1.0
			18,476,662	5.5

		Financials: 10.7%
96,500		Colony Financial, Inc.	2,118,175	0.6
78,524		Coresite Realty Corp.	2,434,244	0.7
19,000		eHealth, Inc.	965,200	0.3
54,733		Financial Engines, Inc.	2,779,342	0.8
73,100		First American Financial Corp.	1,940,805	0.6
79,814		Geo Group, Inc.	2,573,203	0.8
46,584		MarketAxess Holdings, Inc.	2,758,705	0.8
71,586		Portfolio Recovery Associates, Inc.	4,141,966	1.2
37,300		ProAssurance Corp.	1,660,969	0.5
19,976		Signature Bank	2,508,786	0.8
43,600		Sovran Self Storage, Inc.	3,202,420	1.0
54,300		Springleaf Holdings, Inc.	1,365,645	0.4
22,658	@	SVB Financial Group	2,917,897	0.9
34,600		Tanger Factory Outlet Centers, Inc.	1,211,000	0.4
16,700		Virtus Investment Partners	2,891,939	0.9
			35,470,296	10.7

		Health Care: 17.9%
44,400		Acorda Therapeutics, Inc.	1,683,204	0.5
38,500	@	Air Methods Corp.	2,057,055	0.6
16,500		Align Technology, Inc.	854,535	0.3
22,700	@	Alkermes PLC	1,000,843	0.3
11,285	@	Bio-Rad Laboratories, Inc.	1,445,834	0.4
51,554	@	Centene Corp.	3,209,236	1.0
34,900		Charles River Laboratories International, Inc.	2,105,866	0.6
19,000	L	Chemed Corp.	1,699,550	0.5
15,900		Clovis Oncology, Inc.	1,101,393	0.3
17,900		Cubist Pharmaceuticals, Inc.	1,309,385	0.4
69,400		Cynosure, Inc.	2,033,420	0.6
58,484	@	Haemonetics Corp.	1,905,994	0.6
37,200	@	Halozyme Therapeutics, Inc.	472,440	0.1
122,387		Healthsouth Corp.	4,397,365	1.3
40,705		Impax Laboratories, Inc.	1,075,426	0.3
57,600		InterMune, Inc.	1,927,872	0.6
27,170		IPC The Hospitalist Co., Inc.	1,333,504	0.4
66,654		Luminex Corp.	1,207,104	0.4
77,200	@	Masimo Corp.	2,108,332	0.6
57,566		Medicines Co.	1,636,026	0.5
38,034		Mednax, Inc.	2,357,347	0.7
83,700	@	Merit Medical Systems, Inc.	1,196,910	0.4
41,408		Momenta Pharmaceuticals, Inc.	482,403	0.1
86,620	@	Nektar Therapeutics	1,049,834	0.3
11,227		Neogen Corp.	504,654	0.2
40,500		Omnicell, Inc.	1,159,110	0.4
67,950		Owens & Minor, Inc.	2,380,288	0.7
9,400	@	Salix Pharmaceuticals Ltd.	973,934	0.3
22,200		Seattle Genetics, Inc.	1,011,432	0.3
49,773		Steris Corp.	2,376,661	0.7

PORTFOLIO OF INVESTMENTS
Voya SmallCap Opportunities Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
33,900		Surgical Care Affiliates, Inc.	$1,042,425	0.3
89,000		Team Health Holdings, Inc.	3,982,750	1.2
19,069	L	Theravance, Inc.	589,995	0.2
74,700	@	Thoratec Corp.	2,675,007	0.8
100,900	@,L	Vivus, Inc.	599,346	0.2
41,300		WellCare Health Plans, Inc.	2,623,376	0.8
			59,569,856	17.9

		Industrials: 14.3%
87,000		Actuant Corp.	2,971,050	0.9
5,184		Acuity Brands, Inc.	687,243	0.2
51,180		Clarcor, Inc.	2,935,173	0.9
30,330	@	Clean Harbors, Inc.	1,661,781	0.5
28,300		Corporate Executive Board Co.	2,100,709	0.6
54,800		EnPro Industries, Inc.	3,982,316	1.2
67,200		Gorman-Rupp Co.	2,136,288	0.6
109,706		Healthcare Services Group	3,188,056	1.0
75,660	@	HUB Group, Inc.	3,025,643	0.9
93,100		KAR Auction Services, Inc.	2,825,585	0.9
157,400		Knight Transportation, Inc.	3,640,662	1.1
33,900		Regal-Beloit Corp.	2,464,869	0.7
78,800		Simpson Manufacturing Co., Inc.	2,784,004	0.8
29,075		Teledyne Technologies, Inc.	2,829,870	0.9
48,600		Toro Co.	3,071,034	0.9
53,663		Waste Connections, Inc.	2,353,659	0.7
42,100		Watts Water Technologies, Inc.	2,470,849	0.7
61,300		Woodward Governor Co.	2,545,789	0.8
			47,674,580	14.3

		Information Technology: 22.9%
49,234		A10 Networks, Inc.	740,479	0.2
84,500		Adtran, Inc.	2,062,645	0.6
19,507	@	Ansys, Inc.	1,502,429	0.5
81,800		Aruba Networks, Inc.	1,533,750	0.5
105,700	@	Aspen Technology, Inc.	4,477,452	1.4
122,382		Bankrate, Inc.	2,073,151	0.6
73,045		Blackbaud, Inc.	2,286,308	0.7
91,000		BroadSoft, Inc.	2,432,430	0.7
82,659		Cardtronics, Inc.	3,211,302	1.0
36,690	@	Coherent, Inc.	2,397,691	0.7
97,183		CommScope Holding Co., Inc.	2,398,476	0.7
53,400		Commvault Systems, Inc.	3,468,330	1.0
55,200		DealerTrack Holdings, Inc.	2,715,288	0.8
17,829		Exa Corp.	236,413	0.1
16,163		Faro Technologies, Inc.	856,639	0.3
38,800		Flir Systems, Inc.	1,396,800	0.4
149,150		Formfactor, Inc.	953,069	0.3
54,616		Guidewire Software, Inc.	2,678,915	0.8
34,558		Imperva, Inc.	1,924,881	0.6
175,600	@	Integrated Device Technology, Inc.	2,147,588	0.6
68,100		j2 Global, Inc.	3,408,405	1.0
121,900		LivePerson, Inc.	1,471,333	0.4
51,364		LogMeIn, Inc.	2,305,730	0.7
48,289	@	Micros Systems, Inc.	2,555,937	0.8
64,800		MKS Instruments, Inc.	1,936,872	0.6
51,646	@	Monolithic Power Systems, Inc.	2,002,315	0.6
78,928		National Instruments Corp.	2,264,444	0.7
7,813	@	Plexus Corp.	313,067	0.1
257,900	@	PMC - Sierra, Inc.	1,962,619	0.6
158,900	@	Polycom, Inc.	2,180,108	0.7
56,900	@	PTC, Inc.	2,015,967	0.6
127,400		QLIK Technologies, Inc.	3,387,566	1.0
81,947	@	Semtech Corp.	2,076,537	0.6
35,503	@	SYKES Enterprises, Inc.	705,445	0.2
71,100		Synchronoss Technologies, Inc.	2,438,019	0.7
38,073		WEX, Inc.	3,618,839	1.1
			76,137,239	22.9

		Materials: 4.8%
81,100		Boise Cascade Co.	2,322,704	0.7
131,793		Commercial Metals Co.	2,488,252	0.7
5,076		Compass Minerals International, Inc.	418,872	0.1
25,354		Greif, Inc. - Class A	1,330,831	0.4
67,100		HB Fuller Co.	3,239,588	1.0
370,000		Hecla Mining Co.	1,135,900	0.3
45,324		Minerals Technologies, Inc.	2,926,117	0.9
56,910		Worthington Industries	2,176,808	0.7
			16,039,072	4.8

	Total Common Stock
	(Cost $247,457,212)		320,095,796	96.2

EXCHANGE-TRADED FUNDS: 1.7%
39,907		iShares Russell 2000 Growth Index Fund	5,429,747	1.7

	Total Exchange-Traded Funds
	(Cost $3,659,171)		5,429,747	1.7

	Total Long-Term Investments
	(Cost $251,116,383)		325,525,543	97.9

PORTFOLIO OF INVESTMENTS
Voya SmallCap Opportunities Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.3%
	Securities Lending Collateralcc(1): 2.2%
1,753,941	Bank of Nova Scotia, Repurchase Agreement dated 03/31/14, 0.07%, due 04/01/14 (Repurchase Amount $1,753,944, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.000%-6.500%, Market Value plus accrued interest $1,789,023, due 01/31/16-11/01/43)	$1,753,941	0.5
1,753,941	Cantor Fitzgerald, Repurchase Agreement dated 03/31/14, 0.10%, due 04/01/14 (Repurchase Amount $1,753,946, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,789,020, due 05/15/14-09/01/49)	1,753,941	0.5
369,220	Credit Suisse Securities, Repurchase Agreement dated 03/31/14, 0.05%, due 04/01/14 (Repurchase Amount $369,221, collateralized by various U.S. Government Securities, 0.000%, Market Value plus accrued interest $376,605, due 08/15/23-05/15/43)	369,220	0.1
1,753,941	HSBC Securities USA, Repurchase Agreement dated 03/31/14, 0.06%, due 04/01/14 (Repurchase Amount $1,753,944, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.375%, Market Value plus accrued interest $1,789,024, due 04/15/14-11/15/30)	1,753,941	0.6
1,753,941	Nomura Securities, Repurchase Agreement dated 03/31/14, 0.10%, due 04/01/14 (Repurchase Amount $1,753,946, collateralized by various U.S. Government Agency Obligations, 0.000%-6.036%, Market Value plus accrued interest $1,789,020, due 04/01/14-05/01/47)	1,753,941	0.5
		7,384,984	2.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.1%
7,076,131	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $7,076,131)	7,076,131	2.1

	Total Short-Term Investments
	(Cost $14,461,115)	14,461,115	4.3

	Total Investments in Securities (Cost $265,577,498)	$339,986,658	102.2
	Liabilities in Excess of Other Assets	(7,284,103)	(2.2)
	Net Assets	$332,702,555	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2014.
@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2014.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $267,332,418.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$79,365,980
Gross Unrealized Depreciation	(6,711,740)

Net Unrealized Appreciation	$72,654,240

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

PORTFOLIO OF INVESTMENTS
Voya SmallCap Opportunities Portfolio	as of March 31, 2014 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Common Stock*	$320,095,796	$–	$–	$320,095,796
Exchange-Traded Funds	5,429,747	–	–	5,429,747
Short-Term Investments	7,076,131	7,384,984	–	14,461,115
Total Investments, at fair value	$332,601,674	$7,384,984	$–	$339,986,658

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form NQ and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Variable Products Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 28, 2014

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	May 28, 2014